Operating Lease Right-of-Use ('ROU') Assets and Operating Lease Liabilities (Details Narrative) (10-K) - USD ($)			1 Months Ended				9 Months Ended		12 Months Ended		13 Months Ended
	Jan. 02, 2019	Nov. 30, 2018	Jul. 31, 2019	Jan. 31, 2019	Dec. 31, 2018	Jul. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2019
Operating lease, right-of-use assets							$ 1,534,411		$ 1,750,430
Operating lease, lease liabilities							1,570,276		1,773,384
Operating lease, rent expense							$ 496,349	$ 269,148	$ 419,249	$ 23,100
Minimum [Member]
Lease liability, discount rate							10.00%		10.00%
Maximum [Member]
Lease liability, discount rate							12.00%		12.00%
ASU 2016-02 [Member]
Operating lease, right-of-use assets	$ 631,723								$ 1,352,597
Operating lease, lease liabilities	631,723								1,352,597
Lease Agreement [Member]
Operating lease, expiration date		Nov. 30, 2023	Feb. 28, 2024		Dec. 31, 2023
Operating lease, monthly rent		$ 6,000	$ 10,000
Payments for security deposit	$ 28,000		$ 20,000	$ 28,000							$ 20,000
Operating lease, renewal term			4 years 6 months								4 years 6 months
Lease Agreement [Member] | From Lease Commencement Date to Last Day of Second Lease Year [Member]
Operating lease, monthly rent					$ 14,000
Lease Agreement [Member] | Twenty Fifth Month of Commencement Date [Member]
Operating lease, monthly rent			$ 10,500		$ 14,420	$ 10,500
Lease Agreement 1 [Member]
Operating lease, expiration date			Aug. 31, 2024
Operating lease, monthly rent			$ 18,000
Payments for security deposit									$ 18,000
Operating lease, renewal term			5 years								5 years
Lease Agreement 1 [Member] | Twenty Fifth Month of Commencement Date [Member]
Lease description			Increase by 3% each lease year			increase by 3% each lease year